ENTITY-WIDE DISCLOSURES - Schedule of Group's Revenue From External Customers That Are Divided Into Geographical Areas (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from External Customers	$ 40,978,001	$ 11,925,381	$ 93,145,810	$ 34,839,798
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from External Customers	35,431,209	7,884,626	81,007,166	24,475,638
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from External Customers	$ 5,546,792	$ 4,040,755	$ 12,138,644	$ 10,364,160